TAXATION - Enterprise income tax ("EIT") (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	7 Months Ended	12 Months Ended				24 Months Ended
	Jan. 31, 2019	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022
Tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%
Loss before income taxes		¥ (56,371)		$ (453,779)	¥ (3,159,120)	¥ (1,619,152)
Hong Kong | First 2,000,000 Hong Kong Dollar ("HKD") of profits
Tax rate (as a percent)			8.25%	8.25%	8.25%
Profit to qualify for tax rate			$ 2,000
Hong Kong | Above 2,000,000 Hong Kong Dollar ("HKD") of profits
Tax rate (as a percent)			16.50%	16.50%	16.50%
Profit to qualify for tax rate			$ 2,000
Non-PRC
Loss before income taxes				$ 108	¥ 750	2,348
PRC
Tax rate (as a percent)			25.00%	25.00%	25.00%
Preferential corporate income tax rate	20
Withholding tax rate (as a percent)			10.00%	10.00%	10.00%
Loss before income taxes		¥ (56,371)		$ (453,887)	¥ (3,159,870)	¥ (1,621,500)
PRC | Maximum
Exemption range in taxable profits	75.00%
Change in exemption range							87.5
PRC | Minimum
Exemption range in taxable profits	50.00%
Change in exemption range							50.0